EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The components of the numerator and the denominator in the calculation of basic and diluted earnings per share for the six months ended June 30, 2024 and 2023 are as follows:

(in thousands of $)	2024	2023
Net income	127,881	26,068

(in thousands)	2024	2023
Weighted average number of shares outstanding - basic	199,851	200,337
Dilutive effect of stock options	163	541
Weighted average number of shares outstanding - diluted	200,014	200,878

In March 2024, 400,000 share options held by the management were exercised and settled using treasury shares. As of June 30, 2024, there were no outstanding share options. In the six months ended June 30, 2023, all 650,000 of outstanding share options during the period were dilutive.

	2024	2023
Cash dividends per share declared	$0.60	$0.20